GUARDIAN VARIABLE PRODUCTS TRUST

Supplement dated July 21, 2026
to the Prospectus, Summary Prospectuses and Statement of Additional Information,
each dated May 1, 2026

Important Notice Regarding Proposed Fund Reorganizations

The Board of Trustees (the “Board”) of Guardian Variable Products Trust (“GVPT”) has approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which provides for the reorganization of each series (fund) of GVPT (each, a “Target Portfolio” and, collectively, the “Target Portfolios”) into the corresponding series of SunAmerica Series Trust (“SAST”) or Seasons Series Trust (“SST”), as applicable, identified below (each, an “Acquiring Portfolio” and, collectively, the “Acquiring Portfolios”) (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to shareholder approval.

This supplement is being furnished to owners of a variable annuity or a variable life insurance contract (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”), having Variable Contract values allocated to a separate account (“Separate Account”) invested in shares of a Target Portfolio as of the close of business on August 17, 2026 (the “Record Date”). Contract Owners have a beneficial interest in a Target Portfolio, but do not invest directly in or hold shares of the Target Portfolio. GIAC, as the shareholder of a Target Portfolio, has voting rights with respect to the Target Portfolio shares, but passes through those voting rights to Contract Owners. Accordingly, as a Contract Owner, you have the right to instruct GIAC how to vote Target Portfolio shares attributable to your Variable Contract. For convenience we refer to Contract Owners as “shareholders.” Additionally, any reference to Contract Owners owning “shares” of a Portfolio refers to owning accumulation units of the subaccount that invests in such Portfolio.

Upon completion of a Reorganization, shareholders of a Target Portfolio will become shareholders of the corresponding Acquiring Portfolio and will own Class 1 or Class 3 shares, as applicable, of the corresponding Acquiring Portfolio listed below. The aggregate net asset value of the Acquiring Portfolio shares received in a Reorganization will equal the aggregate net asset value of the applicable Target Portfolio shares held by the Target Portfolio shareholder immediately prior to the closing date of the Reorganization. Shareholders of each Target Portfolio other than Guardian Equity Income VIP Fund, Guardian Short Duration Bond VIP Fund and Guardian Core Fixed Income VIP Fund will receive Class 3 shares of the corresponding Acquiring Portfolio in connection with the applicable Reorganization. Shareholders of each of the Guardian Equity Income VIP Fund, Guardian Short Duration Bond VIP Fund and Guardian Core Fixed Income VIP Fund will receive Class 1 shares of the corresponding Acquiring Portfolio in connection with the applicable Reorganization. Each Target Portfolio will be terminated and dissolved following the consummation of the Reorganization. As long as the Variable Contracts funded through the Separate Accounts qualify as “variable contracts” under Section 817(d) of the Internal Revenue Code of 1986, as amended, none of the Reorganizations is expected to be a taxable event for U.S. federal income tax purposes with respect to Contract Owners whose Variable Contract values are determined by investment in shares of the Target Portfolios, regardless of the tax status of the applicable Reorganization.

Target Portfolios	Acquiring Portfolios
Guardian Equity Income VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SAST
Guardian Integrated Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian All Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Strategic Large Cap Core VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian Diversified Research VIP Fund, a series of GVPT	SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SAST
Guardian International Equity VIP Fund, a series of GVPT	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SAST
Guardian Balanced Allocation VIP Fund, a series of GVPT	SA Index Allocation 60/40 Portfolio, a series of SAST
Guardian Total Return Bond VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Core Plus Fixed Income VIP Fund, a series of GVPT	SA JPMorgan MFS Core Bond Portfolio, a series of SAST
Guardian Large Cap Fundamental Growth VIP Fund, a series of GVPT	SA MFS Large Cap Growth Portfolio, a series of SAST
Guardian Small Cap Value Diversified VIP Fund, a series of GVPT	SA Franklin Small Company Value Portfolio, a series of SAST
Guardian Multi-Sector Bond VIP Fund, a series of GVPT	SA Multi-Managed Diversified Fixed Income Portfolio, a series of SST
Guardian Short Duration Bond VIP Fund, a series of GVPT	SA JPMorgan Ultra-Short Bond Portfolio, a series of SAST
Guardian Growth & Income VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian Large Cap Disciplined Value VIP Fund, a series of GVPT	SA Franklin BW U.S. Large Cap Value Portfolio, a series of SAST
Guardian International Growth VIP Fund, a series of GVPT	SA Fidelity Institutional AM International Growth Portfolio, a series of SAST
Guardian Global Utilities VIP Fund, a series of GVPT	SA Large Cap Value Index Portfolio, a series of SAST
Guardian Large Cap Disciplined Growth VIP Fund, a series of GVPT	SA Franklin Large Cap Disciplined Growth Portfolio, a newly created series of SAST
Guardian Core Fixed Income VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST
Guardian U.S. Government/Credit VIP Fund, a series of GVPT	SA Franklin Core Fixed Income Portfolio, a newly created series of SAST

Target Portfolios	Acquiring Portfolios
Guardian Small-Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Select Mid Cap Core VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Relative Value VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST
Guardian Mid Cap Traditional Growth VIP Fund, a series of GVPT	SA Franklin Mid Cap Core Portfolio, a newly created series of SAST

Proxy Statement/Prospectus. Shareholders of each Target Portfolio as of August 17, 2026 (the “Record Date”) will receive a Proxy Statement/Prospectus seeking their approval of the Plan of Reorganization relating to their Target Portfolio. More information on the details of and reasons for the proposed Reorganizations will be contained in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus will also describe certain similarities and differences between each Target Portfolio and its corresponding Acquiring Portfolio, as well as the anticipated repositioning of certain Target Portfolios’ holdings and resulting tax implications to those Target Portfolios and their shareholders. The investment adviser and manager for each of the Acquiring Portfolios is SunAmerica Asset Management, LLC. The Proxy Statement/Prospectus is anticipated to be mailed to shareholders of record beginning in September 2026. At a special meeting of shareholders of each Target Portfolio to be held on or about November 13, 2026, the shareholders of each Target Portfolio will be asked to approve the Plan of Reorganization with respect to their corresponding Reorganization(s). Each Reorganization is subject to the satisfaction of certain conditions, including approval by the shareholders of the applicable Target Portfolio. If all conditions are satisfied or waived and approvals obtained, the Reorganizations are expected to close in the fourth quarter of 2026.

GVPT has been informed by GIAC that a Reorganization will not affect your rights under your variable annuity contract or a variable universal life insurance policy (“Policy”) issued by GIAC or GIAC’s obligations under your Policy. In addition, the Trust has been informed by GIAC that you may transfer your allocation in a Target Portfolio to another investment option available under your Policy without any charges and the transfer would not count against any “free transfers” available during a particular period through the Reorganization and for 30 days after the Reorganization. The dates set forth in this supplement may be changed without notice by the officers of GVPT.

This document is not an offer to sell shares of any Acquiring Portfolio, nor is it a solicitation of an offer to buy any such shares or of any proxy. The solicitation of proxies to effect each Reorganization will only be made by a final, effective Registration Statement on Form N-14, including a definitive Proxy Statement/Prospectus. The Registration Statement on Form N-14 has yet to be filed with the Securities and Exchange Commission (“SEC”). After the Registration Statement on Form N-14 is filed with the SEC, it may be amended or withdrawn and the Proxy Statement/Prospectus will not be distributed to Target Portfolio shareholders unless and until the Registration Statement on Form N-14 is effective. Once filed, the Registration Statement on Form N-14 will be available for free on the SEC’s website (www.sec.gov).

Policy owners with some or all of their Policy value allocated to one or more Target Portfolios are urged to read the Proxy Statement/Prospectus relating to the reorganization of their Target Portfolio and other documents filed with the SEC carefully and in their entirety when they become available, because these documents will contain important information about the proposed Reorganizations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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